Income taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - Starry, Inc [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Components of Deferred Tax Assets [Abstract]
Federal and state net operating loss carryforwards	$ 134,609	$ 86,964
Research and development tax credits	6,531	5,269
Debt	2,884	0
Capitalized research and development costs	1,588	1,911
Payroll tax deferral	337	655
Reserves and accruals	705	354
Other	104	108
Total deferred tax assets	146,758	95,261
Deferred tax liabilities:
Fixed Assets - Depreciation	(3,743)	(1,815)
Other	(224)	(622)
Total deferred tax liabilities	(3,967)	(2,437)
Valuation Allowance	(142,791)	(92,824)
Net deferred tax assets	$ 0	$ 0